Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Registrant Name	THE ROYCE FUND
Entity Central Index Key	0000709364
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 22, 2021
Document Effective Date	Apr. 23, 2021
Prospectus Date	Apr. 23, 2021
A Class Prospectus | Royce Pennsylvania Mutual Fund | A Class
Prospectus:
Trading Symbol	PAHPX
A Class Prospectus | Royce Premier Fund | A Class
Prospectus:
Trading Symbol	RAAFX
A Class Prospectus | Royce Special Equity Fund | A Class
Prospectus:
Trading Symbol	PAHQX